UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                    FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON SEPTEMBER 30, 2012 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MARCH 31, 2013

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2012

Check here if Amendment           [X]; Amendment Number: 2
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 UBS O'Connor LLC
Address: One North Wacker Drive, 32nd Floor
         Chicago, IL 60606

13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: FRANK PLUCHINO
Title: Chief Compliance Officer
Phone: (212)821-6053

Signature, Place, and Date of Signing:

/s/ FRANK PLUCHINO, New York, NY   April 24, 2013

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  2
Form 13F Information Table Value Total:  $116131
					 (x1000)

List of Other Included Managers:  None


NAME OF    TITLE CUSIP     VALUE    SHRS       SH PUT  INVEST  OT VOTING AUTHOR
ISSUER     OF              (x       OR         /  /    MENT    H  SOLE       S N
           CLASS           $1000)   PRN        PR CALL DISCRE  M             H O
                                    AMT        N       TION    GR            A N
AMERIGROU COM   03073T102 85602    936255     SH       DEFINED    936255     0 0
NEXEN INC COM   65334H102 30529    1204781    SH       DEFINED    1204781    0 0